Note 9 - Long-term Investments (Details) - Gross Unrealized Gains and Loss of Available-for-sale Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Unrealized Gains and Loss of Available-for-sale Securities [Abstract]
Balance at beginning of period	$ 398	$ 56	$ (129)
Other comprehensive income before reclassification adjustment	(398)	342	185
Reclassification adjustment	(472)
Balance at end of period		$ 398	$ 56